Financial risk review (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Review [Abstract]
Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	December 31, 2024	December 31, 2023
	$	$
Cash and cash equivalents	29,283,942	49,391,627
Other receivables	429,176	696,968
Related party receivables	98,133	1,508,243
Total	29,811,251	51,596,838

Schedule of Credit Risk Exposure
Set out below is the information about the credit risk exposure of the Lifezone’s financial assets as at December 31, 2024, and 2023:

		Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2024	$	$	$	$	$	$	$
Cash and cash equivalent	29,283,942	-	-	-	-	-	29,283,942
Other receivables	429,176	-	-	-	-	-	429,176
Related party receivables	98,133	-	-	-	478,558	(478,558)	98,133
Total	29,811,251	-	-	-	478,558	(478,558)	29,811,251

		Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2023	$	$	$	$	$	$	$
Cash and cash equivalent	49,391,627	-	-	-	-	-	49,391,627
Subscription receivable	-	-	-	-	-	-	-
Other receivables	98,836	598,132	-	-	-	-	696,968
Related party receivables	1,508,243	-	-	-	-	-	1,508,243
Total	50,998,706	598,132	-	-	-	-	51,596,838

Schedule of Liquidity Risk
The table below represents expected timing of payments on trade payables, lease liabilities, debt and derivative liabilities, and deferred consideration liabilities, excluding provisions.

	December 31, 2024	December 31, 2023
	$	$
<=30 days	5,018,036	7,667,147
30-60 days	35,760	104,240
61-90 days	35,884	156,360
91-120 days	77,689	208,480
>=121 days	48,196,023	5,392,901
Total	53,363,392	13,529,128

Schedule of Financial Instruments
The following table includes assets and liabilities which are denominated in foreign currencies:

	December 31, 2024	December 31, 2023
	GBP	GBP
Cash in banks	155,089	620,208
Prepaid expenses	155,533	134,828
Trade and other payables	890,213	489,117

	AUD	AUD
Cash in banks	1,236,945	2,587,533
Trade receivables	1,308,303	112,069
Prepaid expenses	249,209	238,181
Trade and other payables	916,527	743,959

	EUR	EUR
Cash in banks	4,428	133,685

	TZS	TZS
Cash in banks	105,125,420	1,259,494,294

	ZAR	ZAR
Cash in banks	36,335	937,684

Schedule of Demonstrates the Estimated Sensitivity

Effect on profit or loss	December 31, 2024	December 31, 2023
Change in GBP Rate
10%	72,742	79,202
-10%	(72,742)	(79,202)
Change in AUD Rate
10%	(116,704)	(176,987)
-10%	116,704	176,987
Change in EUR Rate
10%	460	14,848
-10%	(460)	(14,858)
Change in TZS Rate
10%	(4,282)	(50,079)
-10%	4,282	50,079
Change in ZAR Rate
10%	(193)	(5,058)
-10%	193	5,058